Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Parenthetical) (Details) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Contractual cash flows	$ 468,419	$ 431,870
Secured bank loans [Member]
Disclosure of financial liabilities [line items]
Contractual cash flows	$ 5,332	$ 4,325